JPMorgan Equity Premium Income Fund Expense Example - R5 R6 Shares [Member] - JPMorgan Equity Premium Income Fund	Jun. 30, 2026 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431